Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Indexed ETF
THIRD QUARTER REPORT
September 30, 2024
Columbia Research Enhanced Real Estate ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Real Estate ETF
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Real Estate ETF | 2024
Notes to Portfolio of Investments
Common Stocks 99.2%
Issuer Shares Value ($)
Real Estate  99.2%
Diversified REITs 1.6%
Armada Hoffler Properties, Inc. 541 5,859
Broadstone Net Lease, Inc. 843 15,975
Empire State Realty Trust, Inc. Class A 440 4,875
Essential Properties Realty Trust, Inc. 587 20,046
Global Net Lease, Inc. 1,368 11,519
Total 58,274
Health Care REITs 6.0%
CareTrust REIT, Inc. 780 24,071
Global Medical REIT, Inc. 405 4,014
Healthpeak Properties, Inc. 4,258 97,380
Medical Properties Trust, Inc. 3,530 20,651
Omega Healthcare Investors, Inc. 1,110 45,177
Sabra Health Care REIT, Inc. 1,368 25,458
Total 216,751
Hotel & Resort REITs 4.1%
Apple Hospitality REIT, Inc. 1,507 22,379
DiamondRock Hospitality Co. 776 6,774
Host Hotels & Resorts, Inc. 2,567 45,179
Park Hotels & Resorts, Inc. 1,007 14,199
Pebblebrook Hotel Trust 341 4,511
RLJ Lodging Trust 727 6,674
Ryman Hospitality Properties, Inc. 275 29,491
Summit Hotel Properties, Inc. 507 3,478
Sunstone Hotel Investors, Inc. 571 5,893
Xenia Hotels & Resorts, Inc. 484 7,149
Total 145,727
Industrial REITs 2.4%
First Industrial Realty Trust, Inc. 611 34,204
Industrial Logistics Properties Trust 187 890
LXP Industrial Trust 1,804 18,130
STAG Industrial, Inc. 891 34,829
Total 88,053
Office REITs 5.9%
Brandywine Realty Trust 1,069 5,815
BXP, Inc. 652 52,460
COPT Defense Properties 418 12,678
Cousins Properties, Inc. 940 27,711
Douglas Emmett, Inc. 641 11,262
Highwoods Properties, Inc. 809 27,110
Hudson Pacific Properties, Inc. 549 2,624
JBG SMITH Properties 358 6,258
Kilroy Realty Corp. 750 29,025
Office Properties Income Trust 253 552
Orion Office REIT, Inc. 432 1,728
Paramount Group, Inc. 593 2,918
Piedmont Office Realty Trust, Inc. Class A 947 9,565
Vornado Realty Trust 536 21,118
Total 210,824
Common Stocks (continued)
Issuer Shares Value ($)
Residential REITs 12.4%
American Homes 4 Rent Class A 1,678 64,418
AvalonBay Communities, Inc. 520 117,130
Invitation Homes, Inc. 2,770 97,670
Mid-America Apartment Communities, Inc. 730 115,997
Sun Communities, Inc. 344 46,492
UMH Properties, Inc. 258 5,075
Total 446,782
Retail REITs 18.6%
Brixmor Property Group, Inc. 1,866 51,987
Kite Realty Group Trust 1,363 36,201
Macerich Co. (The) 803 14,647
NNN REIT, Inc. 677 32,828
Phillips Edison & Co., Inc. 563 21,231
Realty Income Corp. 3,454 219,053
Simon Property Group, Inc. 1,575 266,206
Tanger , Inc. 410 13,604
Urban Edge Properties 442 9,454
Whitestone REIT 303 4,099
Total 669,310
Specialized REITs 48.2%
American Tower Corp. 1,787 415,585
Crown Castle, Inc. 2,252 267,155
CubeSmart 870 46,832
Digital Realty Trust, Inc. 1,213 196,300
EPR Properties 588 28,835
Equinix , Inc. 275 244,098
Gaming and Leisure Properties, Inc. 1,253 64,467
Iron Mountain, Inc. 1,099 130,594
Lamar Advertising Co. Class A 508 67,869
National Storage Affiliates Trust 519 25,016
Outfront Media, Inc. 1,004 18,454
PotlatchDeltic Corp. 303 13,650
Rayonier, Inc. 569 18,310
SBA Communications Corp. 406 97,724
Uniti Group, Inc. 1,506 8,494
Weyerhaeuser Co. 2,666 90,271
Total 1,733,654
Total Real Estate 3,569,375
Total Common Stocks
(Cost $2,996,063) 3,569,375
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.891%
(a)
20,402 20,402
Total Money Market Funds
(Cost $20,402) 20,402
Total Investments in Securities
(Cost $3,016,465) 3,589,777
Other Assets & Liabilities, Net 6,560
Net Assets 3,596,337
(a) The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
REIT Real Estate Investment Trust
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT322_12_P01_(11/24)
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